Share-Based Compensation - Effect of Changes on Calculation of Total Number of Chrysler Group Units Feature Two (Detail)	Dec. 31, 2013	Aug. 31, 2011 Conversion Features Two [Member]	Aug. 31, 2011 Conversion Features Two [Member] Class A Membership Interests [Member]	Aug. 31, 2011 Conversion Features Two [Member] Class B Membership Interests [Member]
Capital Unit [Line Items]
Membership Interests authorized, issued and outstanding prior to conversion of Membership Interests			1,061,225	200,000
Percentage Ownership Interest prior to conversion			65.00%	35.00%
Membership Interests authorized, issued and outstanding after conversion of Membership Interests		1,632,654	1,632,654
Total Chrysler Group Units (Class A * 600)	980,000,000	979,592,400